Voya Global Bond Portfolio Expense Example - Voya Global Bond Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	416
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,631
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,056
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,347